RELATED PARTY TRANSACTIONS (DETAILS) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended																		1 Months Ended
	Aug. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 AXA [Member] Senior Unsecured Notes [Member]	Sep. 30, 2007 AXA [Member] Senior Unsecured Notes [Member]	Dec. 31, 2012 AXA Financial [Member]	Dec. 31, 2011 AXA Financial [Member]	Dec. 31, 2010 AXA Financial [Member]	Dec. 31, 2005 AXA Financial [Member] Surplus Notes 2005 [Member] Note Maturity 2035 [Member]	Nov. 30, 2008 AXA Financial [Member] Surplus Notes November 2008 [Member] Note Maturity 2018 [Member]	Dec. 31, 2008 AXA Financial [Member] Surplus Notes December 2008 [Member] Note Maturity 2018 [Member]	Dec. 31, 2012 AXA Equitable [Member]	Dec. 31, 2011 AXA Equitable [Member]	Dec. 31, 2010 AXA Equitable [Member]	Jun. 30, 2009 AXA Equitable [Member] Mortgage Note [Member]	Dec. 31, 2012 AXA Distribution [Member]	Dec. 31, 2011 AXA Distribution [Member]	Dec. 31, 2010 AXA Distribution [Member]	Dec. 31, 2012 AXA Arizona [Member]	Dec. 31, 2011 AXA Arizona [Member]	Dec. 31, 2012 AXA Arizona [Member] Universal Life And No Lapse Guarantee Riders [Member]	Dec. 31, 2011 AXA Arizona [Member] Universal Life And No Lapse Guarantee Riders [Member]	Dec. 31, 2010 AXA Arizona [Member] Universal Life And No Lapse Guarantee Riders [Member]	Dec. 31, 2012 AXA Global Life [Member] Life Insurance Product [Member]	Dec. 31, 2011 AXA Global Life [Member] Life Insurance Product [Member]	Dec. 31, 2010 AXA Global Life [Member] Life Insurance Product [Member]	Dec. 31, 2012 AXA Life Insurance Japan [Member] Annuity Insurance Product [Member]	Dec. 31, 2011 AXA Life Insurance Japan [Member] Annuity Insurance Product [Member]	Dec. 31, 2010 AXA Life Insurance Japan [Member] Annuity Insurance Product [Member]	Dec. 31, 2012 US Financial Life Insurance Company [Member] Life Insurance Product [Member]	Dec. 31, 2011 US Financial Life Insurance Company [Member] Life Insurance Product [Member]	Dec. 31, 2010 US Financial Life Insurance Company [Member] Life Insurance Product [Member]	Dec. 31, 2012 AXA Equitable And Alliance Bernstein [Member]	Dec. 31, 2011 AXA Equitable And Alliance Bernstein [Member]	Dec. 31, 2010 AXA Equitable And Alliance Bernstein [Member]	Dec. 31, 2012 AXA Equitable Life And Annuity Company [Member] Life Insurance Product [Member]	Dec. 31, 2011 AXA Equitable Life And Annuity Company [Member] Life Insurance Product [Member]	Dec. 31, 2010 AXA Equitable Life And Annuity Company [Member] Life Insurance Product [Member]	Oct. 31, 2012 1285 Holding LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction Original Rate						5.40%
Related Party Transaction, Rate					5.70%					6.00%	7.10%	7.10%				8.00%
Related Party Transaction, Effects of any Change in Method of Establishing Terms					In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.
Mortgage Loans on Real Estate, Carrying Amount of Mortgages																$ 1,100
Proceeds from Sale of Real Estate Held-for-investment																700
After Tax Excess Of Propertys Fair Value Over Carrying Value																439
Due from Related Parties, Unclassified [Abstract]
Due From Affiliates		1,037	1,041			650										400
DueToRelatedPartiesCurrentAndNoncurrentAbstract
Due to Affiliate										325	500	500
Related Party Transactions Other [Abstract]
Real Estate Joint Venture Percentage																																								50.00%
Proceeds from Real Estate and Real Estate Joint Ventures																																								402
After Tax Excess Of Real Estate Joint Venture Fair Value Over Carrying Value																																								195
Premium Deficiency Reserve																																								226
Payments to Acquire Real Estate and Real Estate Joint Ventures	109
Expenses from Related Party Transactions							37	14	59								684	641	647															161	152	160
Revenue from Related Party Transactions													26	22	51		348	413	428
Guaranteed minimum income benefit reinsurance contract asset, at fair value		11,044	10,547																	8,888	8,129
Ceded Premiums Earned Affiliated																						484	484	477
Assumed Premiums Earned																										1	0	9	9	9	5	5	5				7	8	7
Reinsurance Effect On Claims And Benefits Incurred Amount Ceded To Affiliates																						68	31	39
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed																									0	0	0	1	1	1	7	8	10				5	4	4
Intercompany cost sharing and service agreements expenses							37	14	59								684	641	647															161	152	160
Accounts Receivable, Related Parties, Current													8	15
Intercompany cost sharing and service agreements revenues													26	22	51		348	413	428
Schedule Of Commission Fees And Other Income Revenues For Services Related To Mutual Funds Managed By Subsidiary [Abstract]
Investment advisory and services fees		886	840	778
Distribution revenues		401	352	339
Other revenues - shareholder servicing fees		89	92	93
Other revenues - other		$ 5	$ 6	$ 5